LOAN COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Unused Commitments to Extend Credit	$ 13,386	$ 13,318
Unused commitments, Revolving, open-end lines secured by real estate [Member]
Unused Commitments to Extend Credit	8,543	9,026
Unused commitments, Commitments to fund real estate construction loans [Member]
Unused Commitments to Extend Credit	2,205	1,284
Other unused commitments, Commercial and industrial loans [Member]
Unused Commitments to Extend Credit	1,379	2,126
Other unused commitments, Other [Member]
Unused Commitments to Extend Credit	1,259	866
Other unused commitments, Letters of credit [Member]
Unused Commitments to Extend Credit	$ 0	$ 16